First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 44.6%
	Collateralized Mortgage Obligations – 24.7%
	ACE Securities Corp. Home Equity Loan Trust
$715,309	Series 2006-ASAP6, Class A2D, 1 Mo. LIBOR + 0.44% (a)	0.55%	12/25/36	$338,331
	Banc of America Mortgage Trust
45,608	Series 2002-L, Class 1A1 (b)	2.97%	12/01/32	39,966
	Chase Mortgage Finance Trust
55,382	Series 2007-A1, Class 1A3 (b)	2.32%	02/01/37	56,298
	Citigroup Mortgage Loan Trust
98,774	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (a)	2.19%	09/01/35	103,674
20,417	Series 2009-10, Class 1A1 (b) (c)	2.51%	09/01/33	20,641
209,624	Series 2012-7, Class 10A2 (b) (c)	2.24%	09/01/36	191,279
	Connecticut Avenue Securities Trust
1,000,000	Series 2021-R01, Class 1B2, 30 Day Avg. SOFR + 6.00% (a) (c)	6.05%	10/25/41	983,559
	Countrywide Home Loan Mortgage Pass-Through Trust
159,513	Series 2006-21, Class A8	5.75%	02/01/37	107,788
269,002	Series 2006-HYB5, Class 3A1A (b)	2.67%	09/01/36	256,886
	Credit Suisse Commercial Mortgage Securities Corp. Pass-Through Certificates
1,000,000	Series 2020-UNFI, Class A, 1 Mo. LIBOR + 3.67%, 4.17% minimum (a) (c)	4.17%	12/15/22	1,002,457
	Credit Suisse Mortgage Trust
313,758	Series 2017-FHA1, Class A1 (c)	3.25%	04/01/47	319,619
	DSLA Mortgage Loan Trust
331,074	Series 2004-AR3, Class 2A2A, 1 Mo. LIBOR + 0.74% (a)	0.84%	07/19/44	321,844
	GSR Mortgage Loan Trust
3,274	Series 2003-10, Class 1A12 (b)	2.39%	10/01/33	3,305
146,680	Series 2005-AR1, Class 4A1 (b)	2.71%	01/01/35	144,722
	IXIS Real Estate Capital Trust
1,017,104	Series 2007-HE1, Class A3, 1 Mo. LIBOR + 0.16% (a)	0.27%	05/25/37	339,118
	JP Morgan Mortgage Trust
280,827	Series 2006-A2, Class 4A1 (b)	2.23%	08/01/34	296,183
61,235	Series 2006-A2, Class 5A3 (b)	2.27%	11/01/33	62,091
38,591	Series 2014-2, Class 1A1 (c)	3.00%	06/01/29	38,717
	MASTR Alternative Loan Trust
3,557,555	Series 2006-2, Class 2A3, 1 Mo. LIBOR + 0.35% (a)	0.46%	03/25/36	246,668
	MASTR Asset Backed Securities Trust
636,062	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (a)	0.27%	11/25/36	468,974
1,073,918	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.22% (a)	0.33%	08/25/36	538,084
490,192	Series 2006-NC2, Class A5, 1 Mo. LIBOR + 0.48% (a)	0.59%	08/25/36	252,458
	MASTR Asset Securitization Trust
338	Series 2003-11, Class 5A2	5.25%	12/01/23	344
30,362	Series 2003-11, Class 6A16	5.25%	12/01/33	31,144
	Meritage Mortgage Loan Trust
2,469	Series 2004-2, Class M3, 1 Mo. LIBOR + 0.98% (a)	1.08%	01/25/35	2,864
	MortgageIT Trust
85,978	Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (a)	1.75%	05/01/35	86,545
	New Residential Mortgage Loan Trust
256,673	Series 2014-2A, Class A2 (c)	3.75%	05/01/54	263,850
	Pretium Mortgage Credit Partners I LLC
1,000,000	Series 2021-NPL2, Class A2 (c) (d)	3.84%	06/27/60	982,682
	PRKCM Trust
1,000,000	Series 2021-AFC1, Class B2 (c)	3.95%	08/01/56	926,040
	Residential Accredit Loans, Inc.
89,217	Series 2006-QO1, Class 2A1, 1 Mo. LIBOR + 0.54% (a)	0.65%	02/25/46	62,471
832,445	Series 2006-QS6, Class 1AV, IO (b)	0.76%	06/01/36	18,819

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Residential Asset Securitization Trust
$22,054	Series 2004-A3, Class A7	5.25%	06/01/34	$23,197
	Roc Mortgage Trust
1,000,000	Series 2021-RTL1, Class M (c)	5.68%	08/25/26	984,246
	Saxon Asset Securities Trust
640,444	Series 2007-2, Class A2D, 1 Mo. LIBOR + 0.30% (a)	0.41%	05/25/47	567,355
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
17,821	Series 2001-SB1, Class A2	3.38%	08/01/31	17,677
	VCAT LLC
1,000,000	Series 2021-NPL5, Class A2 (c) (d)	3.84%	08/25/51	977,229
1,000,000	Series 2021-NPL6, Class A2 (c) (d)	3.97%	09/25/51	978,466
	Vendee Mortgage Trust
45,086,409	Series 2010-1, Class DI, IO (b)	0.28%	04/01/40	379,141
	VOLT CI LLC
1,000,000	Series 2021-NP10, Class A2 (c) (d)	4.83%	05/25/51	985,121
	Wachovia Mortgage Loan Trust, LLC
40,541	Series 2006-A, Class 3A1 (b)	3.04%	05/01/36	39,736
	WaMu Mortgage Pass-Through Certificates
110,681	Series 2003-AR5, Class A7 (b)	2.58%	06/01/33	112,958
161,204	Series 2004-AR1, Class A (b)	2.44%	03/01/34	166,472
180,902	Series 2004-AR13, Class A1A, 1 Mo. LIBOR + 0.72% (a)	0.83%	11/25/34	178,398
25,531	Series 2004-AR3, Class A2 (b)	2.60%	06/01/34	26,257
	Washington Mutual Alternative Mortgage Pass-Through Certificates
12,347	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (e)	38.83%	06/25/37	21,506
	WinWater Mortgage Loan Trust
264,788	Series 2015-3, Class B1 (b) (c)	3.88%	03/01/45	264,204
				14,229,384
	Commercial Mortgage-Backed Securities – 19.9%
	Benchmark Mortgage Trust
1,000,000	Series 2020-IG2. Class UBRD (b) (c)	3.51%	09/01/48	990,384
	Citigroup Commercial Mortgage Trust
4,329,106	Series 2015-GC29, Class XA (b)	1.02%	04/01/48	119,085
9,301,912	Series 2016-GC37, Class XA (b)	1.69%	04/01/49	527,842
5,766,478	Series 2016-P4, Class XA (b)	1.90%	07/01/49	391,768
	COMM Mortgage Trust
518,732	Series 2013-LC13, Class XA (b)	1.00%	08/01/46	6,583
23,037,180	Series 2013-LC6, Class XA (b)	1.27%	01/01/46	140,898
122,774,000	Series 2014-UBS6, Class XB (b) (c)	0.04%	12/01/47	220,146
3,829,000	Series 2015-CCRE26, Class XD (b) (c)	1.23%	10/01/48	157,709
16,458,506	Series 2015-LC21, Class XA (b)	0.68%	07/01/48	318,870
	Credit Suisse Mortgage Capital Certificates
1,000,000	Series 2021-980M, Class G (b) (c)	3.54%	07/15/31	844,650
	GS Mortgage Securities Corp Trust
1,000,000	Series 2018-3PCK, Class C, 1 Mo. LIBOR + 3.25% (a) (c)	3.36%	09/15/31	975,372
	GS Mortgage Securities Trust
1,000,000	Series 2012-GCJ9, Class D (b) (c)	4.74%	11/01/45	999,774
	Houston Galleria Mall Trust
1,000,000	Series 2015-HGLR, Class D (c)	3.98%	03/01/37	971,294
	Hudsons Bay Simon JV Trust
510,000	Series 2015-HBFL, Class DFL, 1 Mo. LIBOR + 3.90% (a) (c)	4.00%	08/05/34	383,177
	JP Morgan Chase Commercial Mortgage Securities Trust
3,215,036	Series 2016-JP4, Class XA (b)	0.59%	12/01/49	71,559

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	LSTAR Commercial Mortgage Trust
$1,500,000	Series 2017-5, Class D (b) (c)	4.69%	03/01/50	$1,429,487
22,109,472	Series 2017-5, Class X (b) (c)	0.86%	03/01/50	584,999
	MBRT
1,000,000	Series 2019-MBR, Class H1, 1 Mo. LIBOR + 4.25% (a) (c)	4.36%	11/15/36	987,887
	Morgan Stanley Bank of America Merrill Lynch Trust
500,000	Series 2013-C7, Class B	3.77%	02/01/46	500,854
24,523,718	Series 2014-C16, Class XA (b)	0.98%	06/01/47	398,081
1,992,153	Series 2014-C19, Class XA (b)	0.97%	12/01/47	43,251
5,632,500	Series 2014-C19, Class XE (b) (c)	1.18%	12/01/47	177,793
471,103	Series 2016-C31, Class XA (b)	1.29%	11/01/49	22,427
	Morgan Stanley Capital I Trust
2,180,000	Series 2016-UBS9, Class XD (b) (c)	1.61%	03/01/49	131,258
	Wells Fargo Commercial Mortgage Trust
1,385,017	Series 2015-C26, Class XA (b)	1.20%	02/01/48	42,176
				11,437,324
	Total Mortgage-Backed Securities			25,666,708
	(Cost $27,441,457)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 41.2%
	Collateralized Mortgage Obligations – 24.7%
	Federal Home Loan Mortgage Corp.
2,864	Series 1394, Class ID, Cost of Funds 11th District of San Fransisco x -4.67 + 44.56%, Capped at 9.57% (e)	9.57%	10/15/22	2,933
6,169	Series 2303, Class SW, IO, Cost of Funds 11th District of San Fransisco x -15.87 + 121.11%, Capped at 10.00% (e)	10.00%	03/01/24	471
43,967	Series 2334, Class QS, 1 Mo. LIBOR x -3.5 + 28.18% (e)	27.80%	07/15/31	59,995
167,683	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (e)	6.50%	03/01/32	27,107
344,616	Series 2807, Class SB, IO, 1 Mo. LIBOR x -1 + 7.45% (e)	7.34%	11/15/33	56,092
748,350	Series 2975, Class SJ, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	6.54%	05/15/35	126,005
200,413	Series 3012, Class GK, 1 Mo. LIBOR x -4.5 + 24.75% (e)	24.27%	06/15/35	309,950
13,874	Series 3195, Class SX, 1 Mo. LIBOR x -6.5 + 46.15% (e)	45.46%	07/15/36	40,979
84,471	Series 3410, Class HC	5.50%	02/01/38	96,236
36,921	Series 3451, Class SB, IO, 1 Mo. LIBOR x -1 + 6.03% (e)	5.92%	05/15/38	4,109
285,080	Series 3471, Class SD, IO, 1 Mo. LIBOR x -1 + 6.08% (e)	5.97%	12/15/36	45,909
250,000	Series 3797, Class KB	4.50%	01/01/41	289,253
76,275	Series 3985, Class GI, IO	3.00%	10/01/26	830
22,526	Series 4021, Class IP, IO	3.00%	03/01/27	1,077
362,499	Series 4057, Class YI, IO	3.00%	06/01/27	18,675
693,780	Series 4082, Class PI, IO	3.00%	06/01/27	34,966
3,433,806	Series 4142, Class IO, IO	3.00%	12/01/27	177,128
379,853	Series 4206, Class IA, IO	3.00%	03/01/33	36,114
2,858,056	Series 4459, Class EI, IO	6.00%	06/01/36	348,000
326,493	Series 4615, Class GT, 1 Mo. LIBOR x -4 + 16.00%, Capped at 4.00% (e)	4.00%	10/15/42	300,879
4,407,209	Series 4938, Class IB, IO	4.00%	07/01/49	537,814
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,000,000	Series 2020-DNA2, Class B2, 1 Mo. LIBOR + 4.80% (a) (c)	4.91%	02/25/50	982,587
	Federal Home Loan Mortgage Corp. STACR Trust
1,000,000	Series 2019-HQA3, Class B2, 1 Mo. LIBOR + 7.50% (a) (c)	7.61%	09/25/49	1,022,985
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
46,586	Series T-56, Class APO	(f)	05/01/43	46,153

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corp., STRIPS
$42,632	Series 177, IO	7.00%	07/01/26	$4,293
645,964	Series 243, Class 2, IO	5.00%	11/01/35	97,314
2,467,158	Series 303, Class C17, IO	3.50%	01/01/43	373,254
932,184	Series 324, Class C21, IO	6.00%	06/01/39	231,127
	Federal National Mortgage Association
34,627	Series 1996-46, Class ZA	7.50%	11/01/26	37,443
86,159	Series 1997-85, Class M, IO	6.50%	12/01/27	3,540
27,456	Series 2002-80, Class IO, IO	6.00%	09/01/32	2,343
57,493	Series 2003-15, Class MS, IO, 1 Mo. LIBOR x -1 + 8.00% (e)	7.89%	03/25/33	10,334
79,420	Series 2003-44, Class IU, IO	7.00%	06/01/33	14,750
325,880	Series 2004-49, Class SN, IO, 1 Mo. LIBOR x -1 + 7.10% (e)	6.99%	07/25/34	48,693
11,260	Series 2004-74, Class SW, 1 Mo. LIBOR x -2 + 15.50% (e)	15.29%	11/25/31	13,605
273,214	Series 2005-122, Class SN, 1 Mo. LIBOR x -4 + 28.60% (e)	28.17%	01/25/36	396,083
35,158	Series 2005-59 Class SU, 1 Mo. LIBOR x -5 + 25.50% (e)	24.96%	06/25/35	51,064
76,335	Series 2005-6, Class SE, IO, 1 Mo. LIBOR x -1 + 6.70% (e)	6.59%	02/25/35	12,353
36,724	Series 2007-100, Class SM, IO, 1 Mo. LIBOR x -1 + 6.45% (e)	6.34%	10/25/37	6,740
205,341	Series 2007-37, Class SB, IO, 1 Mo. LIBOR x -1 + 6.75% (e)	6.64%	05/25/37	36,976
294,178	Series 2008-17, Class BE	5.50%	10/01/37	346,310
852,283	Series 2010-103, Class ID, IO	5.00%	09/01/40	159,691
424,344	Series 2010-59, Class EI, IO	6.00%	06/01/40	79,837
51,482	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00% (e)	24.49%	09/01/40	78,821
828,471	Series 2011-81, Class PI, IO	3.50%	08/01/26	39,245
72,580	Series 2012-111, Class B	7.00%	10/01/42	85,102
473,940	Series 2012-112, Class BI, IO	3.00%	09/01/31	13,279
1,699,808	Series 2012-125, Class MI, IO	3.50%	11/01/42	247,335
698,807	Series 2013-130, Class GS, IO, 1 Mo. LIBOR x -1 + 6.25% (e)	6.14%	09/25/33	72,357
17,593	Series 2013-132, Class SW, 1 Mo. LIBOR x -2.67 + 10.67% (e)	10.39%	01/01/44	20,745
869,559	Series 2013-32, Class IG, IO	3.50%	04/01/33	103,572
269,894	Series 2013-51, Class PI, IO	3.00%	11/01/32	24,613
1,776,725	Series 2015-20, Class ES, IO, 1 Mo. LIBOR x -1 + 6.15% (e)	6.04%	04/25/45	294,558
147,446	Series 2015-76, Class BI, IO	4.00%	10/01/39	11,627
787,918	Series 2015-97, Class AI, IO	4.00%	09/01/41	27,820
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	49,659
3,489,665	Series 2017-109, Class SJ, IO, 1 Mo. LIBOR x -1+ 6.20% (e)	6.09%	01/25/48	588,437
1,703,438	Series 5112, Class ID, IO	7.00%	01/01/30	219,119
	Federal National Mortgage Association, STRIPS
28,538	Series 305, Class 12, IO (g)	6.50%	12/01/29	3,347
41,916	Series 355, Class 18, IO	7.50%	11/01/33	7,693
1,369,031	Series 387, Class 10, IO	6.00%	04/01/38	300,736
579,992	Series 406, Class 6, IO (g)	4.00%	01/01/41	85,583
535,541	Series 413, Class 173, IO (g)	4.50%	07/01/42	89,313
	Government National Mortgage Association
273,999	Series 2004-95, Class QZ	4.50%	11/01/34	291,307
152,091	Series 2005-33, Class AY	5.50%	04/01/35	164,568
55,505	Series 2005-68, Class DP, 1 Mo. LIBOR x -2.41 + 16.43% (e)	16.18%	06/17/35	64,945
203,814	Series 2005-68, Class KI, IO, 1 Mo. LIBOR x -1 + 6.30% (e)	6.20%	09/20/35	34,443
32,036	Series 2006-28, Class VS, 1 Mo. LIBOR x -13 + 87.10% (e)	85.75%	06/20/36	81,153
172,516	Series 2007-68, Class PI, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	6.55%	11/20/37	18,558
100,000	Series 2008-2, Class HB	5.50%	01/01/38	111,024
304,000	Series 2008-32, Class JD	5.50%	04/01/38	344,311
151,720	Series 2008-73, Class SK, IO, 1 Mo. LIBOR x -1 + 6.74% (e)	6.64%	08/20/38	20,049
114,195	Series 2009-12, Class IE, IO	5.50%	03/01/39	11,483
148,326	Series 2009-79, Class PZ	6.00%	09/01/39	197,638
3,031,964	Series 2010-57, Class TI, IO	5.00%	05/01/40	592,908

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$293,082	Series 2013-104, Class YS, IO, 1 Mo. LIBOR x -1 + 6.15% (e)	6.04%	07/16/43	$44,209
135,061	Series 2014-41, Class ST, 1 Mo. LIBOR x -2.67 + 11.47% (e)	11.19%	11/20/42	126,661
4,606,685	Series 2015-158, Class KS, IO, 1 Mo. LIBOR x -1 + 6.25% (e)	6.15%	11/20/45	813,057
74,309	Series 2016-139, Class MZ	1.50%	07/01/45	63,389
153,334	Series 2017-4, Class CZ	3.00%	01/01/47	157,355
121,993	Series 2017-H18, Class DZ (g)	4.62%	09/01/67	143,148
13,137,206	Series 2020-13, Class BT, IO, 1 Mo. LIBOR x -1 + 6.20%, Capped at 0.50% (e)	0.50%	11/20/45	267,640
4,322,137	Series 2020-146, Class CI, IO	2.50%	10/01/50	591,461
5,778,131	Series 2021-23, Class BI, IO	2.00%	02/01/51	663,725
3,574,414	Series 2021-69, Class IX, IO	3.00%	04/01/51	536,959
				14,194,949
	Commercial Mortgage-Backed Securities – 15.0%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4,000,000	Series K110, Class X3, IO (b)	3.40%	06/01/48	944,060
3,330,000	Series K112, Class X3, IO (b)	3.00%	07/01/48	706,824
4,605,411	Series K115, Class X3, IO (b)	2.96%	09/01/48	960,632
4,326,216	Series K118, Class X3, IO (b)	2.69%	10/25/48	839,804
1,900,000	Series K122, Class X3, IO (b)	2.63%	01/01/49	363,176
5,000,000	Series K124, Class X3 (b)	2.62%	02/01/49	973,411
3,343,856	Series K128, Class X3, IO (b)	2.79%	04/01/31	697,651
1,831,144	Series K739, Class X3, IO (b)	2.85%	11/25/48	248,569
4,571,896	Series KG06, Class X3 (b)	2.73%	10/01/31	963,794
	Federal National Mortgage Association, ACES
13,100,000	Series 2019-M29, Class X4, IO	0.70%	03/01/29	496,372
	Freddie Mac Multiclass Certificates
6,279,008	Series 2021-P011, Class X1, IO (b)	1.85%	09/01/45	971,493
	FREMF Mortgage Trust
252,010,105	Series 2013-K27, Class X2B, IO (c)	0.10%	01/01/46	199,945
	Government National Mortgage Association
2,722,135	Series 2016-11, Class IO (g)	0.85%	01/01/56	121,425
3,220,855	Series 2016-166, Class IO (g)	0.97%	04/01/58	152,288
				8,639,444
	Pass-through Security – 1.5%
	Federal Home Loan Mortgage Corp.
377,372	Pool K36017	5.00%	09/01/47	405,245
	Federal National Mortgage Association
404,174	Pool AB5688	3.50%	07/01/37	427,799
				833,044
	Total U.S. Government Agency Mortgage-Backed Securities			23,667,437
	(Cost $25,167,568)
ASSET-BACKED SECURITIES – 3.5%
	AMSR Trust
750,000	Series 2019-SFR1, Class I (c)	8.98%	01/19/39	821,624
	CoreVest American Finance Trust
9,965,410	Series 2021-3, Class XA (b) (c)	2.40%	10/01/54	964,789

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Mid-State Capital Corp. Trust
$207,528	Series 2005-1, Class A	5.75%	01/01/40	$216,120
	Total Asset-Backed Securities			2,002,533
	(Cost $1,975,797)

Total Investments – 89.3%	51,336,678
(Cost $54,584,822)
Net Other Assets and Liabilities – 10.7%	6,159,219
Net Assets – 100.0%	$57,495,897

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bond Futures	Short	6	Mar 2022	$ (933,750)	$29,875
Ultra 10-Year U.S. Treasury Note Futures	Short	5	Mar 2022	(714,141)	6,734
				$(1,647,891)	$36,609

(a)	Floating or variable rate security.
(b)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s investment advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2022, securities noted as such amounted to $21,763,970 or 37.9% of net assets.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at January 31, 2022.
(e)	Inverse floating rate security.
(f)	Zero coupon security.
(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

ACES	Alternative Credit Enhancement Securities
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$ 25,666,708	$ —	$ 25,666,708	$ —
U.S. Government Agency Mortgage-Backed Securities	23,667,437	—	23,667,437	—
Asset-Backed Securities	2,002,533	—	2,002,533	—
Total Investments	51,336,678	—	51,336,678	—
Futures Contracts	36,609	36,609	—	—
Total	$ 51,373,287	$ 36,609	$ 51,336,678	$—